Shareholder Fees - FidelityOTCPortfolio-KPRO	Sep. 29, 2023 USD ($)
FidelityOTCPortfolio-KPRO | Fidelity OTC Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none